SHARE BASED COMPENSATION, Allocated Compensation expense (10K) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 70,807	$ 24,480	$ 215,993	$ 71,403	$ 149,170	$ 80,939
Stock Options [Member] | Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	18,692	6,164	56,123	16,836	35,861	16,863
Stock Options [Member] | Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 52,115	$ 18,316	$ 159,870	$ 54,567	113,309	64,076
Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					0	991
Restricted Stock [Member] | Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					0	444
Restricted Stock [Member] | Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					$ 0	$ 547